UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment              [_]; Amendment Number:

This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Broadmark Asset Management, LLC
Address:  12 East 52nd Street
          3rd Floor
          New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown                 New York, NY             February 14, 2012
----------------------       -------------------       ------------------------
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Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT




















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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:    $91,614
                                          (thousands)




List of Other Included Managers:

No.          Form 13F File Number              Name

1.               028-12088                   Forward Management, LLC



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

                                                    FORM 13F INFORMATION TABLE
                                                  Broadmark Asset Management LLC
                                                         December 31, 2011



COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
ISHARES TR                     RUSSELL 2000   464287655   45,787     620,837  SH         OTHER        1         0       620,837   0
SPDR DOW JONES INDL AVRG ETF   UT SER 1       78467X109   45,827     376,097  SH         OTHER        1         0       376,097   0




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